Issued Capital - Summary of Capital Issued (Parenthetical) (Detail) - shares	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure of Capital and Reserve [line items]
Common shares issued	453,954,302	453,954,302
Common shares outstanding	453,677,299		453,677,299
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Common shares issued	453,954,302		453,677,299
Common shares outstanding	453,954,302		453,677,299